FAIR VALUE MEASUREMENTS - Plan's fair value hierarchy for those assets measured at fair value on a recurring basis (Details) - ECOLAB SAVINGS PLAN AND ESOP - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENTS
Investment at fair value	$ 4,467,957	$ 4,014,153
Common stock
FAIR VALUE MEASUREMENTS
Investment at fair value	598,967	595,958
Interest bearing cash
FAIR VALUE MEASUREMENTS
Investment at fair value	5,109	5,969
Registered investment companies
FAIR VALUE MEASUREMENTS
Investment at fair value	437,857	1,593,043
Common/collective trusts
FAIR VALUE MEASUREMENTS
Investment at fair value	3,426,024	1,819,183
Total
FAIR VALUE MEASUREMENTS
Investment at fair value	1,041,933	2,194,970
Total | Common stock
FAIR VALUE MEASUREMENTS
Investment at fair value	598,967	595,958
Total | Interest bearing cash
FAIR VALUE MEASUREMENTS
Investment at fair value	5,109	5,969
Total | Registered investment companies
FAIR VALUE MEASUREMENTS
Investment at fair value	437,857	1,593,043
Level 1
FAIR VALUE MEASUREMENTS
Investment at fair value	1,041,933	2,194,970
Level 1 | Common stock
FAIR VALUE MEASUREMENTS
Investment at fair value	598,967	595,958
Level 1 | Interest bearing cash
FAIR VALUE MEASUREMENTS
Investment at fair value	5,109	5,969
Level 1 | Registered investment companies
FAIR VALUE MEASUREMENTS
Investment at fair value	437,857	1,593,043
Net asset value per share | Common/collective trusts
FAIR VALUE MEASUREMENTS
Investment at fair value	$ 3,426,024	$ 1,819,183